PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Electronic equipment USD ($)	Dec. 31, 2014 Electronic equipment CNY	Dec. 31, 2013 Electronic equipment CNY	Dec. 31, 2014 Office equipment and fixtures USD ($)	Dec. 31, 2014 Office equipment and fixtures CNY	Dec. 31, 2013 Office equipment and fixtures CNY	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Leasehold improvement USD ($)	Dec. 31, 2014 Leasehold improvement CNY	Dec. 31, 2013 Leasehold improvement CNY
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross					$ 11,473	71,185	41,066	$ 964	5,980	3,467	$ 123	761	568	$ 1,718	10,657	7,344
Less: Accumulated depreciation	(6,879)	(42,678)	(21,119)
Property, Plant and Equipment, Net	7,399	45,905	31,326
Depreciation of expenses	$ 3,495	21,684	11,702	5,575